Biological assets (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about biological assets [line items]
Total	R$ 56,718	R$ 99,083	R$ 12,266
Grains [Member]
Disclosure of detailed information about biological assets [line items]
Total	18,062	54,892	4,302
Grains [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	12,860
Cotton [Member]
Disclosure of detailed information about biological assets [line items]
Total	2,619
Cotton [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	8,606
Sugarcane [Member]
Disclosure of detailed information about biological assets [line items]
Total	34,511	43,952	11,532
Sugarcane [Member] | Level 3 [Member]
Disclosure of detailed information about biological assets [line items]
Total	64,528
Cattle [Member]
Disclosure of detailed information about biological assets [line items]
Total	1,526	R$ 239	R$ (3,568)
Cattle [Member] | Level 2 [Member]
Disclosure of detailed information about biological assets [line items]
Total	R$ 37,122